Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents.
Bank balances	€ 129,972	€ 146,854
Call deposits	67,658
Total cash and cash equivalents	€ 197,630	€ 146,854	€ 95,234	€ 94,829